CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets

				CGT
			Eletronorte	Eletrosul	Eletrosul	Amazonas
	Furnas	Chesf	(a)	(b)	(b)	GT (a)	Total
Balance on January 1, 2018 (*)	21,853,978	16,168,172	9,367,383	—	3,348,079	244,822	50,982,434
Construction revenue	288,365	615,697	1,432	—	12,136	(93,988)	823,642
Financial income	1,826,892	1,637,327	1,115,165	—	365,453	70,667	5,015,504
Incorporation	—	—	—	—	709,826	—	709,826
Amortization	(3,233,831)	(2,269,512)	(1,149,346)	—	(534,933)	(61,964)	(7,249,586)
Balance as of December 31, 2018 (*)	20,735,404	16,151,684	9,334,635	—	3,900,561	159,537	50,281,821
Construction revenue	90,166	301,302	66,544	—	277,702	17,311	753,025
Financial income	3,641,767	717,292	949,454	—	490,280	53,565	5,852,358
Disposal of investee	—	—	—	—	(8,789)	—	(8,789)
Amortization	(3,369,876)	(2,199,905)	(1,192,983)	—	(571,503)	(34,925)	(7,369,192)
Balance as of December 31, 2019 (*)	21,097,461	14,970,373	9,157,650	—	4,088,251	195,488	49,509,223
Incorporation	—	—	204,980	4,088,251	(4,088,251)	(204,980)	—
Construction revenue	253,938	326,476	71,871	125,917	—	—	778,202
Financial income	2,762,823	1,439,841	1,214,337	606,620	—	2,593	6,026,214
Periodic Tariff Review Effect	2,104,183	476,529	971,325	676,301	—	—	4,228,338
Amortization	(4,174,036)	(2,736,095)	(1,527,371)	(722,850)	—	6,899	(9,153,453)
Balance as of December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	—	—	51,388,524

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

(a) The subsidiary Eletronorte acquired the shares of Amazonas GT, see note 4.6;

(b) Eletrosul was incorporated by CGT Eletrosul (new name of CGTEE) in 2020; and

(c) Eletrosul was incorporated TSBE in 2018.

RSBE's contractual assets estimated undiscounted net cash flow

	Economic Portion	Financial Portion	Adjustment portion	Total
2021	3,294,576	4,792,942	1,350,800	9,438,318
2022	3,294,576	4,792,942	1,350,800	9,438,318
2023	2,313,265	4,792,942	675,400	7,781,607
2024	1,331,954	4,792,942	—	6,124,896
2025	1,331,954	2,396,471	—	3,728,425
2026	1,331,954	—	—	1,331,954
2027	1,331,954	—	—	1,331,954
2028	665,977	—	—	665,977
	14,896,210	21,568,239	3,377,000	39,841,449

Schedule of revised RAPs for the 2020-2021 cycle

	RAP Cycle 2020-	PA Consolidated Review		RAP Total Cycle
Company	2021 Revised	Total	Per Cycle	2020-2021
Furnas (CC 062/2001)	5,153	1,777	593	5,745
Chesf (CC 061/2001)	3,494	1,735	578	4,073
Eletronorte (CC 058/2001)	1,833	954	318	2,151
CGT Eletrosul (CC 057/2001)	969	234	78	1,047
Total	11,449	4,700	1,567	13,016

Schedule of sum effects of the Tariff Review and the Adjustment Portion

Impact on the
Company	2020 - 2021 Cycle
Furnas	28.97%
Chesf	42.79%
Eletronorte	43.97%
CGT Eletrosul	4.16%